Fair value Narrative (Detail)	Dec. 31, 2020 EUR (€)
Fair value Narrative [abstract]
AM Flow fair value	€ 307,000
Ditto - Maturity years	5
DittoCarryingValue	€ 2,892,000
DittoInterestRate	8.00%
DittoNotionalAmount	€ 9,000,000
Essentium fair value adjustment period	489,000
Fluidda - Carrying value	€ 3,310,000
Fluidda - Discount rate	14.44%
Fluidda - Interest rate	10.00%
Fluidda - Maturity years	7
Fluidda - Sensitivity WACC	1.00%
Fluidda - Sensitivity WACC +	€ (31,000)
Fluidda - Sensitivity WACC -	31,000
FluiddaFairValueAdjustment	€ 316,000
Indirect % of ownership Materialise NV in AM Flow BV	8.42%
Essentium - initial invested amount in Euro	€ 3,353,000